November 18, 2009

VIA EDGAR

Division of Corporate Finance
Mail Stop 3030
100 F Street, N.E.
Securities and Exchange Commission
Washington, DC 20549

Re:      Derma Sciences, Inc. – Form S-1 File No. 333-163127

Dear Sir or Madam:

Derma Sciences, Inc. (the “Registrant”) hereby files an amendment to the above captioned registration statement on Form S-1 marked to show changes by EDGAR red-lining. Changes to the amended document are as follows:

Registration Statement – Cover Page

The cover page of the Registration Statement was amended in order to: (1) add the filing date and registration number to the first line, (2) re-designate “Form S-1” as “Form S-1/A”, and (3) switch the positions of issuer's and underwriter's counsel.

Registration Statement – Page 2

The table entitled “Calculation of Registration Fee” was deleted.

Prospectus Cover Page

The prospectus cover page was amended in order to: (1) colorize the “red herring” section, (2) replace the Registrant’s logo, (3) modify “1,500,000 Shares” to read “1,500,000 Shares of Common Stock”, (4) reorder the presentation of data in the table, (5) delete “December” from the phrase beginning “The underwriter expects to deliver our shares . . .”, and (6) modify the point size of “Derma Sciences, Inc.” and “Rodman & Renshaw, LLC”.

Registration Statement – Page II-5

We amended the signature page of the registration statement to provide for execution thereof by outside directors via power of attorney.

Registration Statement – Exhibit 5

We amended the reference to the filing date in the first paragraph of Exhibit 5 to read “November 16, 2009".

Very truly yours,

HEDGER & HEDGER

Raymond C. Hedger, Jr.

Enclosures

c	Edward J. Quilty
John E. Yetter, CPA